497(e)
                                                                       333-72596

SUPPLEMENT DATED JANUARY 15, 2009 TO
PROSPECTUSES DATED MAY 1, 2008 FOR

MONY VARIABLE UNIVERSAL LIFE
MONY CUSTOM EQUITY MASTER
THE MONYEQUITY MASTER

ISSUED BY:

MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Portfolios available under your policy. Please note that not all of the Portfolios discussed in this Supplement may be available in your Policy.


1.  CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
    ("TRUSTS")


    A.  PORTFOLIO NAME CHANGES

        Effective on or about January 15, 2009, the following Portfolio name change listed below will occur. Accordingly, all references to the corresponding investment option in the Prospectus are also changed.

        ----------------------------------------------------------------
        Existing Portfolio Name            New Portfolio Name
        ----------------------------------------------------------------
        EQ/JPMorgan Core Bond              EQ/Core Bond Index
        ----------------------------------------------------------------

    B.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "The Portfolios" or "The Funds" in your Prospectus for more information.

    ----------------------------------------
    AXA Premier VIP Trust
    ----------------------------------------
    MULTIMANAGER CORE BOND
    ----------------------------------------
    MULTIMANAGER HIGH YIELD
    ----------------------------------------
    MULTIMANAGER LARGE CAP VALUE
    ----------------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    ----------------------------------------

C.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your policy.

2.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolio (as listed above in the chart under section 1) and other Portfolios that had a reduction in their expenses. In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Large Cap Value and Multimanager Small Cap Growth are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.


MNY 2-09 (1/09)                                        Catalog No. 142070 (1/09)
IF(AR) Series                                                             x02540

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                                                                           Acquired                                     Net Total
                                                                          Fund Fees     Total Annual    Fee Waivers      Annual
                                                                             and          Expenses        and/or        Expenses
                                                                           Expenses       (Before         Expense        (After
                                       Management     12b-1      Other   (Underlying      Expense       Reimburse-       Expense
Portfolio Name                            Fees        Fees     Expenses  Portfolios)    Limitations)       ments       Limitations)
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AXA Premier VIP Trust:
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AXA Aggressive Allocation                0.10%         0.25%     0.17%      0.92%         1.44%           (0.19)%        1.25%
AXA Conservative Allocation              0.10%         0.25%     0.21%      0.69%         1.25%           (0.25)%        1.00%
AXA Conservative-Plus Allocation         0.10%         0.25%     0.19%      0.76%         1.30%           (0.20)%        1.10%
AXA Moderate Allocation                  0.10%         0.25%     0.17%      0.82%         1.34%           (0.19)%        1.15%
AXA Moderate-Plus Allocation             0.10%         0.25%     0.17%      0.86%         1.38%           (0.18)%        1.20%
Multimanager Core Bond                   0.53%           --      0.18%        --          0.71%            0.00%         0.71%
Multimanager High Yield                  0.53%           --      0.18%        --          0.71%              --          0.71%
Multimanager Large Cap Value             0.72%           --      0.20%        --          0.92%            0.00%         0.92%
Multimanager Small Cap Growth            0.85%         0.25%     0.24%        --          1.34%            0.00%         1.34%
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EQ Advisors Trust
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EQ/Core Bond Index                       0.35%           --      0.11%        --          0.46%              --          0.46%
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    Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC
                           1290 Avenue of the Americas
                               New York, NY 10104

 Copyright 2009 MONY Life Insurance Company and MONY Life Insurance Company of
                          America. All rights reserved.


                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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